UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2004

Date of reporting period: October 31, 2003

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's semi-annual report as of October 31, 2003 transmitted to stockholders.

Item 2 through 9.

      These items are either not applicable to the registrant or not required at this time.

Item 10. Exhibits.

      (a) Filed herewith as exhibits are the separate certifications for the registrant's chief executive officer and chief financial officer.

                                 CERTIFICATIONS

I, Peter Goodman, President and Chief Executive Officer, certify that:

1. I have reviewed this report on Form N-CSR of Tridan Corp.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all materials respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.


Date: January 6, 2004              /S/ Peter Goodman
                                   -----------------------------------------
                                   Peter Goodman
                                   President and Chief Executive Officer

                                 CERTIFICATIONS

I, Warren F. Pelton, Treasurer and Chief Financial Officer, certify that:

1. I have reviewed this report on Form N-CSR of Tridan Corp.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all materials respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.


Date: January 6, 2004               /S/ Warren F. Pelton
                                    ---------------------------------------
                                    Warren F. Pelton
                                    Treasurer and Chief Financial Officer

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Tridan Corp.


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date: January 6, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date: January 6, 2004


By (Signature and Title) /S/ Warren F. Pelton
                        --------------------------------------------------------
                        Warren F. Pelton, Treasurer and Chief Financial Officer

Date: January 6, 2004

December 29, 2003

Dear Shareholder:

We have sent you, under separate cover, the unaudited Financial Report of Tridan Corp. for the six-month periods ended October 31, 2003 and 2002.

The net asset value per share at October 31, 2003 was $12.85 compared with $12.79 at October 31, 2002. Net investment income was $.24 cent per share for the six-month period ended October 31, 2003 compared with $.23 cents during the six-month period ended October 31, 2002.

We would also like to inform you that at the annual meeting on June 17, 2003, the incumbent directors all of whom are named below, were re-elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified:

                                        Shares Voted For      Shares Withheld
                                        ----------------      ---------------

           Mark Goodman                  2,791,913.6692            None
           Peter Goodman                 2,791,913.6992            None
           Jay S. Negin                  2,791,913.6992            None
           Warren F. Pelton              2,791,913.6992            None
           Russell J. Stoever            2,791,913.6992            None

Also at the annual meeting, the selection of Leslie Sufrin & Company, P.C. as Tridan's auditors for the fiscal year ending April 30, 2004 was ratified by the shareholders as follows:

           Shares Voted For              2,791,913.6992
           Shares Voted Against                None
           Shares Abstaining                   None

Sincerely,

TRIDAN CORP.

/s/ Peter Goodman
-----------------------------
Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2003 AND 2002

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS

                                                                            Page

Accountant's Report                                                            1

Financial Statements

     Statements of Assets and Liabilities                                      2

     Schedules of Investments in Municipal Obligations                         3

     Statements of Operations                                                  6

     Statements of Changes in Net Assets                                       7

     Notes to Financial Statements                                             8

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2003 and 2002, and the related statements of operations and changes in net assets for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to Tridan Corp.

/s/ Yohalem Gillman & Company LLP

New York, New York
December 5, 2003

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES

(Unaudited)

                                                              OCTOBER 31,

                                                        2003               2002
                                                     -----------        -----------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $35,792,534 and $33,843,758, respectively)        $38,887,379        $36,836,128

Cash and cash equivalents                                739,390          2,635,891

Accrued interest receivable                              588,629            572,675

Prepaid expenses                                           2,434              2,212
                                                     -----------        -----------

                                                      40,217,832         40,046,906
                                                     -----------        -----------

LIABILITIES

Accrued liabilities                                       64,216             53,683

Common stock redemption payable                               --             26,602
                                                     -----------        -----------

                                                          64,216             80,285
                                                     -----------        -----------

Contingency

NET ASSETS

Net assets (equivalent to $12.85 and $12.79
   per share based on 3,125,253.4722 and
   3,125,658.4792 shares of common stock
   outstanding, respectively                         $40,153,616        $39,966,621
                                                     ===========        ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                                  OCTOBER 31,

                                                                2003                                        2002
                                              ----------------------------------------     ----------------------------------------
                                              Principal      Amortized        Market       Principal      Amortized        Market
                                                Amount          Cost          Value          Amount          Cost          Value
                                              ----------     ----------     ----------     ----------     ----------     ----------
City of Buffalo
   N.Y. Sewer Auth
   5.00% due May 15, 2011                     $1,110,000     $1,205,475     $1,226,606     $       --     $       --     $       --

City of New York
   General Purpose Unlimited Tax
   6.750% due February 1, 2009                 1,000,000      1,089,507      1,181,370      1,000,000      1,104,145      1,184,340

City of New York
   Ref. Unlimited Tax
   6-3/4% due August 15, 2003                         --             --             --        500,000        507,815        519,450

Cleveland Hill Union Free
   School District
   5.500% due October 15, 2011                 1,480,000      1,505,687      1,668,167      1,480,000      1,508,230      1,668,878

Massachusetts Industrial
   Finance Agency
   5.300% due November 1, 2010                        --             --             --        500,000        500,000        500,000
   2.875% due November 1, 2010                   357,143        357,143        357,143             --             --             --

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750% due July 1, 2008                     1,000,000        982,785      1,153,850      1,000,000        979,692      1,148,190

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000% due June 1, 2010                       900,000        904,797      1,053,570        900,000        905,377      1,047,976
   6.000% due March 1, 2012                      445,000        517,800        518,892             --             --             --

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200% due February 15, 2011                1,070,000      1,066,851      1,262,589      1,070,000      1,066,520      1,269,587

N.Y.C. Municipal Water
   Fin. Auth
   6.000% due June 15, 2009                    2,000,000      2,132,023      2,358,560      2,000,000      2,152,124      2,314,520

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2% due May 15, 2011                       590,000        581,420        720,875        590,000        580,610        731,113

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                                 OCTOBER 31,

                                                             2003                                           2002
                                          ------------------------------------------      ------------------------------------------
                                          Principal       Amortized         Market        Principal       Amortized         Market
                                            Amount           Cost            Value          Amount           Cost           Value
                                          ----------      ----------      ----------      ----------      ----------      ----------
NYC Tr. FA Rev
   5.000% due May 1, 2006                 $       --      $       --      $       --      $1,250,000      $1,303,209      $1,353,350

N.Y.S. Dormitory Authority
   Revs. City University System
   6.250% due July 1, 2005                   500,000         509,802         540,825         500,000         515,310         553,855

N.Y.S. Dormitory Authority
   Pace University
   6.500% due July 1, 2009                 1,000,000       1,075,664       1,195,040       1,000,000       1,086,968       1,187,850

Nassau County Interim
   Fin. Auth., N.Y
   5.750% due November 15, 2013            1,100,000       1,139,129       1,248,698       1,100,000       1,143,635       1,236,103

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750% due June 15, 2008                1,500,000       1,541,230       1,728,550       1,500,000       1,548,958       1,718,768
   5.200% due May 15, 2014                   575,000         644,317         641,999              --              --              --

N.Y.S. Dormitory Authority Revs
   5.250% due November 15, 2023            1,000,000       1,097,655       1,081,540       1,000,000       1,100,603       1,093,640

N.Y.S. Medical Care Facilities
   Finance Agency - (FHA) Hospital
   Revenue Insured Mortgages
   6.800% due August 15, 2024              1,000,000       1,099,265       1,090,880       1,000,000       1,101,630       1,128,330

N.Y.S. Ref. Unlimited Tax
   6.500% due July 15, 2005                1,700,000       1,742,513       1,844,942       1,700,000       1,765,860       1,892,049

N.Y.S. Dormitory Authority Revs
   Columbia University
   5.000% due July 10, 2010                1,000,000       1,065,164       1,119,850       1,000,000       1,073,574       1,106,470

N.Y.S. DormitoryAuthority Revs
   Personal Income Tax
   5.000% due March 15, 2011               1,000,000       1,105,647       1,130,970              --              --              --

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                              OCTOBER 31,

                                                        2003                                               2002
                                    ---------------------------------------------      ---------------------------------------------
                                     Principal        Amortized          Market         Principal        Amortized         Market
                                       Amount           Cost             Value            Amount            Cost            Value
                                    -----------      -----------      -----------      -----------      -----------      -----------
Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250% due October 01, 2015      $ 2,000,000      $ 2,121,918      $ 2,242,480      $ 2,000,000      $ 2,129,457      $ 2,230,400

N.Y.S Thruway Authority
   Hwy. & Bridge Fund
   6.400% due April 1, 2004                  --               --               --          500,000          505,022          532,855

N.Y.S. UDC Correction FACS
   6.000% due January 1, 2012         1,000,000        1,025,300        1,174,420        1,000,000        1,027,787        1,144,140

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic
   6.000% due July 1, 2005            1,500,000        1,521,172        1,611,180        1,500,000        1,533,054        1,640,505
   5.500% due January 1, 2008         1,055,000        1,073,752        1,182,708        1,055,000        1,077,702        1,173,951

Power Authority of N.Y. S
   General Purpose Revenue:
   6-1/2% due Jan. 1, 2008            1,675,000        1,704,166        1,890,338        1,675,000        1,710,152        1,922,398

Puerto Rico Electric Power
   Authority Star & Stripe
   5.500% due July 1, 2006              600,000          613,679          659,598          600,000          618,399          666,930

Puerto Rico Commonwealth
   Highway & Transp. Auth
   5.00% due July 1, 2035             1,000,000        1,090,391        1,109,010               --               --               --

Suffolk County Water
   Authority
   6.000% due June 1, 2009            1,260,000        1,336,910        1,470,042        1,260,000        1,348,675        1,457,114

Suffolk County Judicial
   FACS Agency
   5.750% due October 15, 2011        1,340,000        1,365,025        1,528,337        1,340,000        1,366,632        1,521,731

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   6.000% due January 1, 2012         1,500,000        1,553,919        1,748,430        1,500,000        1,559,035        1,752,795
   5.500% due January 1, 2017         1,000,000        1,022,428        1,145,920        1,000,000        1,023,583        1,138,840
                                    -----------      -----------      -----------      -----------      -----------      -----------

                                    $34,257,143      $35,792,534      $38,887,379      $32,520,000      $33,843,758      $36,836,128
                                    ===========      ===========      ===========      ===========      ===========      ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF OPERATIONS

(Unaudited)

                                                          SIX MONTHS ENDED
                                                             OCTOBER 31,

                                                       2003                2002
                                                   -----------         -----------
Investment income

    Interest                                       $ 1,001,473         $   980,537

    Amortization of bond premium and
       discount - net                                 (100,786)           (101,481)
                                                   -----------         -----------

         Total investment income                       900,687             879,056
                                                   -----------         -----------

Expenses

    Investment advisory fee                             55,639              54,624

    Professional fees                                   30,350              35,100

    Directors' fees                                     22,500              27,000

    Administrative fees                                 33,580              29,587

    Insurance and administrative expenses                6,907               7,326
                                                   -----------         -----------

         Total expenses                                148,976             153,637
                                                   -----------         -----------

Investment income - net                                751,711             725,419
                                                   -----------         -----------

Realized and unrealized gain on investments

    Net realized gain on investments                    88,594              13,613

    Change in unrealized appreciation of
       investments for the period                     (338,246)            773,605
                                                   -----------         -----------

Net (loss) gain on investments                        (249,652)            787,218
                                                   -----------         -----------

Net increase in assets resulting
    from operations                                $   502,059         $ 1,512,637
                                                   ===========         ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

                                                                   SIX MONTHS ENDED
                                                                      OCTOBER 31,

                                                                2003                 2002
                                                            ------------         ------------
(Decrease) increase in net assets
    resulting from operations

       Investment income - net                              $    751,711         $    725,419
       Net realized gain on investments                           88,594               13,613
       Change in unrealized appreciation                        (338,246)             773,605
                                                            ------------         ------------

         Net increase in net assets resulting
            from operations                                      502,059            1,512,637
                                                            ------------         ------------

Redemptions of 405.0070 and 2,689.7041 shares
    in 2003 and 2002, respectively                                (5,103)             (35,752)
                                                            ------------         ------------

Distributions to shareholders:
    Investment income - net (tax exempt)                        (687,184)            (754,263)
    Long-term capital gains - net                                (94,244)             (27,760)
                                                            ------------         ------------

                                                                (781,428)            (782,023)
                                                            ------------         ------------

         Total (decrease) increase                              (284,472)             694,862
                                                            ------------         ------------

Net assets

    Beginning of period                                       40,438,088           39,271,759
                                                            ------------         ------------

    End of period, including
       - Net undistributed (overdistributed)
         investment income, $(23,025) and $(64,977),
         in 2003 and 2002, respectively
       - Net undistributed capital gains of $59,883,
         and $13,613, in 2003 and 2002, respectively        $ 40,153,616         $ 39,966,621
                                                            ============         ============

See accompanying notes and accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required, however, the Company is subject to minimum New York State and local franchise taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                                   October 31,
                                                              2003             2002
                                                          ------------     -----------
           Cash                                           $     18,076     $     9,891
           Cash equivalents - demand bonds and notes           721,314       2,626,000
                                                          ------------     -----------

                                                          $    739,390     $ 2,635,891
                                                          ============     ===========

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

1.    Significant Accounting Policies (continued)

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Investment Advisory Fee and Professional Fees

      The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the market value of net assets held by J.P. Morgan on the last day of each fiscal quarter.

3.    Investment Transactions

      Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $2,939,571 and $3,071,673, respectively, for the six months ended October 31, 2003 and $1,100,950 and $985,000, respectively, for the six months ended October 31, 2002.

      At October 31, 2003 and 2002, the net unrealized appreciation on investments in municipal obligations was $3,094,845 and $2,992,370, respectively.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31, 2003 and 2002, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                          October 31,

                                                   2003                 2002
                                               -----------          -----------

              Net asset value:
                  - at market value of the
                    underlying investments     $     12.85          $     12.79
                  - at amortized cost          $     11.86          $     11.83

              Shares outstanding at:
                  October 31, 2003                    3,125,253.4722
                  October 31, 2002                    3,125,658.4792

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2003 and 2002, $858,383 (73,846.5278 shares),
      $854,681 (73,441.5208 shares) respectively, had been redeemed under this plan.

5.    Distributions

      During the six months ended October 31, 2003 and 2002, distributions, which except for capital gains were exempt from federal income tax, of $781,428 ($.25 per share) and $782,023 ($.25 per share), respectively, were declared and paid to shareholders.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

6.    Financial Highlights

      Selected per share data and ratios

                                                                          SIX MONTHS ENDED OCTOBER 31,

                                                      2003             2002             2001             2000             1999
                                                   ---------        ---------        ---------        ---------        ---------
Per share data:
    (For a share of capital stock outstanding
    throughout the period):

    Investment income                              $     .29        $     .28        $     .29        $     .31        $     .31
    Expenses                                            (.05)            (.05)            (.04)            (.04)            (.05)
                                                   ---------        ---------        ---------        ---------        ---------

    Investment income - net                              .24              .23              .25              .27              .26
    Net realized and unrealized
       gain (loss) on investments                       (.08)             .25              .32              .30             (.52)

    Distributions                                       (.25)            (.25)            (.28)            (.28)            (.30)
                                                   ---------        ---------        ---------        ---------        ---------

    Net (decrease) increase  in net
       asset value                                      (.09)             .23              .29              .29             (.56)

    Net asset value:

       Beginning of period                             12.94            12.56            12.36            11.85            12.52
                                                   ---------        ---------        ---------        ---------        ---------

       End of period                               $   12.85        $   12.79        $   12.65        $   12.14        $   11.96
                                                   =========        =========        =========        =========        =========

Ratios:

    Expenses to average net assets                       .37%             .39%             .35%             .35%             .37%

    Investment income - net to
       average net assets                               1.88%            1.82%            1.98%            2.25%            2.54%

    Average number of shares
       outstanding (in thousands)                      3,125            3,127            3,130            3,132            3,136

December 29, 2003

Dear Shareholder:

The enclosed check represents a distribution of $.15 a share on Tridan Corp. stock held by you.

The following per share information is provided for your use in planning your current year's taxes:

                                               Current          Year to Date
                                             Distribution       Distribution
                                            --------------     -------------

         Tax exempt income                  $        .1308     $       .4398
         Taxable dividend income                        --                --
         Long-term capital gain income               .0192             .0302
                                            --------------     -------------

                                            $          .15     $       .4700
                                            ==============     =============

Sincerely,


Peter Goodman
President